Insurance and reinsurance contracts - Insurance contract liabilities - expected cash flows (discounted) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance/Reinsurance contracts - expected recognition
Amounts payable on demand form insurance contracts	$ 123,724	$ 117,032
Insurance
Insurance/Reinsurance contracts - expected recognition
Liabilities	147,565	139,839	$ 126,239
Insurance | Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	170,669	161,818	145,342
Insurance | Best estimate liabilities (BEL)
Insurance/Reinsurance contracts - expected recognition
Liabilities	127,942	120,115	107,582
Insurance | Best estimate liabilities (BEL) | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	(2,317)	2,256
Insurance | Best estimate liabilities (BEL) | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(910)	2,262
Insurance | Best estimate liabilities (BEL) | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	1,140	4,269
Insurance | Best estimate liabilities (BEL) | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	3,351	5,272
Insurance | Best estimate liabilities (BEL) | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	4,707	4,436
Insurance | Best estimate liabilities (BEL) | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	22,466	18,726
Insurance | Best estimate liabilities (BEL) | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	21,715	16,374
Insurance | Best estimate liabilities (BEL) | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	18,396	14,560
Insurance | Best estimate liabilities (BEL) | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	59,394	51,960
Insurance | Best estimate liabilities (BEL) | Group's share relating to JVs and associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	20,925	19,558
Insurance | Best estimate liabilities (BEL) | Group's share relating to JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	(178)	(477)
Insurance | Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	439	94
Insurance | Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	943	516
Insurance | Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	683	973
Insurance | Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	772	828
Insurance | Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,734	3,076
Insurance | Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,686	2,703
Insurance | Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,159	2,016
Insurance | Best estimate liabilities (BEL) | Group's share relating to JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	10,687	9,829
Insurance | Best estimate liabilities (BEL) | Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Liabilities	148,867	139,673	$ 124,297
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Liabilities	(2,495)	1,779
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	(471)	2,356
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	2,083	4,785
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	4,034	6,245
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	5,479	5,264
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	25,200	21,802
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	24,401	19,077
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	20,555	16,576
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Liabilities	$ 70,081	$ 61,789